Related Party Transactions (Details) - Schedule of related party transactions - SoundHound, Inc. [Member] - USD ($) $ in Thousands	4 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Revenue	$ 13,017	$ 15,850	$ 8,806		$ 7,677
Accounts Receivable [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Accounts receivable	2,045			$ 2,045
Deferred revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Deferred revenue	$ 16,785			16,785
Revenue [Member]
Related Party Transactions (Details) - Schedule of related party transactions [Line Items]
Revenue				$ 6,501